PROVISIONS COMMITMENTS AND CONTINGENCIES (Details Narrative) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($) $ / shares shares
PROVISIONS COMMITMENTS AND CONTINGENCIES (Details)
Issued Common Shares | shares	3.0
Issued Common Shares | $ / shares	$ 0.05
Total Contracts Payment	$ 2.3
Payment For Termination	$ 1.9